Related Parties Transactions	12 Months Ended
Dec. 31, 2012
Related Parties Transactions [Abstract]
RELATED PARTIES TRANSACTIONS
NOTE 15:- RELATED PARTY TRANSACTIONS

a.	The following transactions with related parties are included in the financial statements:

	Year ended December 31,
	2012	2011
Directors' fees	12	15
Directors' liability insurance	30	24
Consulting and management fees	378	531
Interest Expense	101	67
	521	637

b.	As for balances and loans as of December 31, 2012 and 2011 - see Note 6.
c.	As for Benefit on conversion – see Note 6h and 10b